Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net loss	$ (26,113)	$ (42,606)	$ (138,001)	$ (193,195)	$ (86,361)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization expense	1,114	1,190	2,348	1,915	1,218
Stock compensation expense	81	99	195	4,613	536
Amortization and impairment of film and television costs	52,410	54,522	120,076	140,241	54,681
Amortization of debt discount and issuance costs	1,788	1,644	3,333	3,160	3,104
Disposal of fixed assets	6		60
Accrual of paid in kind interest	423	415	832	815	799
Loss on extinguishment of liability		5,000	5,000
Shareholder exit expense/(income)	(13,767)	5,777	25,000
Other		48	48	192	201
Changes in operating assets and liabilities:
Accounts receivable	51,195	(17,471)	(76,685)	(47,954)	4,767
Prepaid expenses and other assets	(25,684)	2,278	7,503	1,862	(37,812)
Lease asset and liability	(98)
Increase in film and television costs	(7,699)	(86,246)	(105,759)	(193,094)	(87,324)
Accounts payable and accrued expenses	(18,649)	(85,614)	(64,305)	145,607	3,169
Accrued participations and residuals	(6,644)	23,035	22,497	44,133	8,956
Deferred revenue	(6,248)	4,332	(14,941)	30,068	10,465
Other liabilities	8,227	(281)	(479)	147	172
Net cash provided by/(used in) operating activities	10,342	(133,878)	(213,278)	(61,490)	(123,429)
Investing activities
Purchase of property and equipment	(475)	(428)	(354)	(2,757)	(1,713)
Net cash used in investing activities	(475)	(428)	(354)	(2,757)	(1,713)
Financing activities
Proceeds from exercise of stock options				1,099
Term loan draw				3,322
Revolving credit facilities draw	158,351	201,496	286,419	465,012	286,807
Revolving credit facilities repayment	(160,429)	(209,595)	(332,853)	(362,177)	(205,099)
Debt issuance costs		(343)	(372)	(193)	(7,478)
Issuance of Class C convertible preferred stock				49,000	40,600
Costs from issuance of Class C convertible preferred stock				(967)	(76)
Issuance of Class D convertible preferred stock	35	105,211	110,211
Costs from issuance of Class D convertible preferred stock		(528)	(550)
Net cash provided by/(used in) financing activities	(2,043)	96,241	62,855	155,096	114,754
Net (decrease) increase in cash, cash equivalents and restricted cash	7,824	(38,065)	(150,777)	90,849	(10,388)
Foreign exchange effects on cash	7	(1)	(193)	(230)	164
Cash, cash equivalents and restricted cash at the beginning of year	17,874	168,844	168,844	78,225	88,449
Cash, cash equivalents and restricted cash at the end of year	25,705	130,778	17,874	168,844	78,225
Supplemental disclosures of cash flow information
Cash paid for interest	11,041	10,537	21,088	18,122	12,096
Cash paid for income tax